United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-6307

                      (Investment Company Act File Number)


                Federated Limited Duration Government Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 2/28/05


                Date of Reporting Period: Quarter ended 11/30/04




Item 1.     Schedule of Investments



Federated Limited Duration Government Fund, Inc.
Portfolio of Investments
November 30, 2004 (unaudited)


       Principal
       Amount                                                                        Value
                          U.S. Treasuries--69.8%
$      8,500,000          United States Treasury Notes, 1.875%,
                          12/31/2005                                          $      8,426,985
       5,000,000          United States Treasury Notes, 2.250%,
                          4/30/2006                                                  4,959,400
       9,600,000          United States Treasury Notes, 2.750%,
                          6/30/2006                                                  9,583,488
       24,200,000   1     United States Treasury Notes, 2.500%,
                          9/30/2006                                                  23,992,122
       6,400,000    1     United States Treasury Notes, 2.625%,
                          11/15/2006                                                 6,355,008
                          Total U.S. Treasuries (identified cost
                          $53,593,210)                                               53,317,003
                          Government Agencies--12.6%
                          Federal Home Loan Bank System--11.1%
       8,500,000          2.875%, 5/22/2006                                          8,480,280
                          Federal Home Loan Mortgage Corp--1.5%
       1,200,000          1.875%, 2/15/2006                                          1,184,700
                          Total Government Agencies (identified cost
                          $9,673,435)                                                9,664,980
                          Mortgage Backed Securities--9.2%
                          Federal Home Loan Mortgage Corp--1.0%
       67,490             6.500%, 12/1/2015                                          71,668
       684,586            5.000%, 3/1/2018                                           694,622
                          Total                                                      766,290
                          Federal National Mortgage Association--8.2%
       1,349,501          6.500%, 7/1/2016                                           1,434,277
       991,704            5.000%, 7/1/2018                                           1,006,550
       3,668,813          5.500%, 11/1/2018                                          3,790,727
                          TOTAL                                                      6,231,554
                          Total Mortgage Backed Securities


                          (identified cost $6,847,137)                               6,997,844
                          Collateralized Mortgage Obligations--3.3%
                          Federal Home Loan Mortgage Corp REMIC--3.3%
       1,500,000          REMIC 2712 PV, 4.500%, 3/15/2011                           1,524,705
       999,571            REMIC 2517 OJ, 4.500%, 7/15/2012                           1,005,218
                          Total Collateralized Mortgage Obligations
                                                         (identified
                          cost $2,569,036)                                           2,529,923
                          Adjustable Rate Mortgages--4.8%
                          Federal National Mortgage Association ARM--4.8%
       1,043,728          ARM, 3.693%, 6/1/2033                                      1,045,816
       1,779,512          ARM, 4.988%, 4/1/2034                                      1,813,590
       798,646            ARM, 3.909%, 10/1/2034                                     802,287
                          Total Adjustable Rate Mortgages

                          (identified cost $3,680,049)                               3,661,693
                          Repurchase Agreements--40.8%
       39,000             Interest in $2,000,000,000 joint repurchase
                          agreement with UBS Securities LLC, 2.08%,
                          dated 11/30/2004 to be repurchased at $39,002
                          on 12/1/2004, collateralized by U.S.
                          Government Agency Obligations with various
                          maturities to 8/15/2034, collateral market
                          value $2,060,004,602                                       39,000
       15,000,000         Interest in $550,000,000 joint repurchase
                          agreement with Societe Generale, London,
                          2.08%, dated 11/30/2004 to be repurchased at
                          $15,000,867 on 12/1/2004, collateralized by
                          U.S. Government Agency Obligations with
                          various maturities to 12/1/2034, collateral
                          market value $564,267,599 (held as collateral
                          for securities lending)                                    15,000,000
       16,136,000         Interest in $2,000,000,000 joint repurchase
                          agreement with Wachovia Securities, Inc.,
                          2.08%, dated 11/30/2004 to be repurchased at
                          $16,136,932 on 12/1/2004, collateralized by
                          U.S. Government Agency Obligations with
                          various maturities to 12/1/2034, collateral
                          market value $2,042,918,473 (held as
                          collateral for securities lending)                         16,136,000
                          Total REpurchase agreements (at amortized
                          cost)                                                      31,175,000
                          Total
                          Investments--140.5%
                          (identified cost $107,537,867)2                            107,346,443
                          other assets and liabilities--net--(40.5)%                 (30,937,595)
                          total net assets--100%                               $     76,408,848



1    Certain   principal   amounts  are  temporarily  on  loan  to  unaffiliated
     broker/dealers. As of November 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

          Market Value of Securities Loaned       Market Value of Collateral
          $30,347,130                             $31,136,000


2 The cost of investments for federal tax purposes amounts to $107,537,867. The net unrealized depreciation of investments for federal tax purposes was $191,424. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $162,195 and net unrealized depreciation from investments for those securities having an excess of cost over value of $353,619.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronym is used throughout this portfolio:

REMIC  --  Real Estate Mortgage Investment Conduit
ARM    --  Adjustable Rate Mortgage


Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Limited Duration Government Fund, Inc.


By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005